                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-00005

                        LORD ABBETT AFFILIATED FUND, INC.
                        ---------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------
Date of fiscal year end: 10/31
                         -----

Date of reporting period: 10/31/2003
                          ----------

ITEM 1:     Report to Shareholders.

[LORD ABBETT LOGO]

 2003
  ANNUAL
    REPORT

LORD ABBETT
AFFILIATED FUND























FOR THE YEAR ENDED OCTOBER 31, 2003

--------------------------------------------------------------------------------

LORD ABBETT AFFILIATED FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Lord Abbett Affiliated Fund's strategies and performance for the fiscal year ended October 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?
A: War and general geopolitical concerns had a negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose during the period, reaching 6.4% by June 2003. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

    In June, the Federal Reserve Board (the "Fed") cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar can translate into more competitive pricing for U.S. goods overseas. Additionally, imports can become more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.--providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions.

    The U.S. economy continued to show signs of improvement during the third quarter of 2003, as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets, adding to the market gains experienced in the second quarter. For the period, major indices advanced, but concerns over future growth grew as the summer ended.

    As the economy entered the final months of 2003, early gross domestic product (GDP) numbers showed that the

--------------------------------------------------------------------------------

U.S. economy expanded by an 8.2% rate in the third quarter, well ahead of expectations and up from 3.3% growth in the second quarter. In addition, productivity data, an important gauge for inflation, remained strong and can be an important signal that interest rates may remain low in the near-term. As the period came to a close, October's employment report showed an increase of 126,000 jobs and a lower unemployment rate of 6.0%--an encouraging sign as the economy enters 2004.

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2003?
A: For the fiscal year ended October 31, 2003, Lord Abbett Affiliated Fund returned 24.1%,(1) underperforming the S&P 500/Barra Value Index,(2) which returned 24.8% over the same period, but outperformed the S&P 500 Index(3) which returned 20.8%. PLEASE REFER TO PAGE 4 FOR AVERAGE ANNUAL TOTAL RETURNS.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A: On the negative side, stock selection in the healthcare sector hurt performance for the period, as lower earnings and sales guidance hurt certain Fund holdings. In addition, an overweight in the consumer staples sector detracted from the Fund's performance. Certain stocks in the sector declined as popular culture moved away from some food products into healthier snack alternatives, lowering earnings.

    The largest contributor to performance for the period was the Fund's overweight exposure in the information technology sector compared with the S&P 500/Barra Value Index. While the Fund offers less technology exposure than the S&P 500, the Fund remains overweighted compared to the S&P 500/Barra Value Index. The Fund has focused on value-oriented technology companies that we believe offer innovative products, solid management and strong fundamentals. In addition, the Fund benefited from stock selection in the financials sector, where renewed economic activity boosted certain Fund holdings.

(1) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the fiscal year ended October 31, 2003.
(2) The S&P 500/Barra Growth and Value Indices are constructed by dividing the stocks in an index according to a single attribute: price-to-book ratios. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains companies with lower price-to-book ratios; conversely, the Growth Index contains firms with higher price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(3) The S&P 500 is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of October 31, 2003; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

FOR FURTHER UPDATED PERFORMANCE INFORMATION, PLEASE CALL LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.lordabbett.com.

FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, INVESTMENT OBJECTIVES, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 888-522-2388 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the S&P 500(R) Index and S&P 500/Barra Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

          THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES)
             AT NET ASSET VALUE      AT MAXIMUM OFFERING PRICE(1)  S&P 500(R) INDEX(2)  S&P 500/BARRA VALUE INDEX(2)

31-Oct-93                 $  10,000                     $   9,425            $  10,000                     $  10,000
     1994                 $  10,666                     $  10,053            $  10,386                     $  10,218
     1995                 $  12,848                     $  12,109            $  13,129                     $  12,570
     1996                 $  15,832                     $  14,921            $  16,290                     $  15,664
     1997                 $  19,915                     $  18,770            $  21,520                     $  20,317
     1998                 $  21,960                     $  20,697            $  26,256                     $  22,703
     1999                 $  26,503                     $  24,979            $  32,993                     $  27,018
     2000                 $  30,513                     $  28,759            $  34,999                     $  29,634
     2001                 $  26,858                     $  25,313            $  26,288                     $  24,175
     2002                 $  23,578                     $  22,223            $  22,319                     $  20,360
     2003                 $  29,254                     $  27,572            $  26,959                     $  25,414

                              FISCAL YEAR-END 10/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIODS ENDED OCTOBER 31, 2003

                        1 YEAR      5 YEARS    10 YEARS   LIFE OF CLASS
          Class A(3)    16.92%        4.65%      10.67%             --
          Class B(4)    19.29%        5.07%         --            9.56%
          Class C(5)    23.23%        5.20%         --            9.55%
          Class P(6)    24.01%        5.81%         --            5.98%
          Class Y(7)    24.51%        6.27%         --            4.67%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices, particularly that of the S&P 500(R) Index, is not necessarily representative of the Fund's performance.
(3) Total return, which is the percent change in net asset value, after deduction of the maximum sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2003 using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for the life of the class.
(5) Class C shares commenced operations on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on December 8, 1997. SEC effective date on November 24, 1997. Performance is at net asset value.
(7) Class Y shares commenced operations on March 27, 1998. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003

                                                                                VALUE
INVESTMENTS                                                    SHARES           (000)
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.39%

COMMON STOCKS 91.50%

AIRLINES 1.12%
AMR Corp.*^                                                 4,208,082   $      55,884
Delta Air Lines, Inc.*^                                     5,945,625          77,412
Southwest Airlines Co.                                      1,439,240          27,921
                                                                        -------------
TOTAL                                                                         161,217
                                                                        -------------

BEVERAGES 2.14%
Diageo plc ADR^                                             1,200,200          57,381
PepsiCo, Inc.                                               5,219,615         249,602
                                                                        -------------
TOTAL                                                                         306,983
                                                                        -------------

CHEMICALS 3.94%
E.I. du Pont de Nemours & Co.                               3,807,500         153,823
Monsanto Co.^                                               2,931,509          73,434
Potash Corp. of Saskatchewan(a)                               918,325          72,300
Praxair, Inc.                                               2,132,400         148,372
Rohm & Haas Co.^                                            2,957,370         116,225
                                                                        -------------
TOTAL                                                                         564,154
                                                                        -------------

COMMERCIAL BANKS 9.97%
Bank of America Corp.                                         933,000          70,656
Bank of New York Co., Inc.                                  3,131,365          97,667
Bank One Corp.^                                             6,531,870         277,278
FleetBoston Financial Corp.                                 4,390,970         177,351
Mellon Financial Corp.                                      8,056,985         240,662
U.S. Bancorp                                                4,633,925         126,136
Wachovia Corp.                                              5,359,215         245,827
Wells Fargo & Co.                                           3,436,905         193,567
                                                                        -------------
TOTAL                                                                       1,429,144
                                                                        -------------

COMMERCIAL SERVICES & SUPPLIES 0.84%
Waste Management, Inc.                                      4,677,850   $     121,250
                                                                        -------------

COMMUNICATIONS EQUIPMENT 2.50%
Corning, Inc.*^                                             7,181,110          78,848
Motorola, Inc.                                             20,671,745         279,689
                                                                        -------------
TOTAL                                                                         358,537
                                                                        -------------

COMPUTERS & PERIPHERALS 4.64%
Apple Computer, Inc.*                                      15,841,651         362,615
EMC Corp.*                                                 21,411,400         296,334
Hewlett-Packard Co.                                           250,000           5,578
                                                                        -------------
TOTAL                                                                         664,527
                                                                        -------------

DIVERSIFIED FINANCIALS 5.41%
Citigroup, Inc.                                             7,681,400         364,098
J.P. Morgan Chase & Co.^                                    3,378,510         121,288
MBNA Corp.                                                  2,109,680          52,215
Merrill Lynch & Co., Inc.                                   3,152,195         186,610
The Goldman Sachs Group, Inc.^                                547,600          51,420
                                                                        -------------
TOTAL                                                                         775,631
                                                                        -------------

DIVERSIFIED TELECOMMUNICATION SERVICES 3.85%
BellSouth Corp.                                             2,246,500          59,105
Qwest Communications Int'l., Inc.*^                        12,944,075          45,693
SBC Communications, Inc.                                    6,057,245         145,253
Verizon Communications, Inc.                                8,987,300         301,973
                                                                        -------------
TOTAL                                                                         552,024
                                                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2003

                                                                                VALUE
INVESTMENTS                                                    SHARES           (000)
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES 2.42%
Consolidated Edison, Inc.^                                  1,800,000   $      72,846
Constellation Energy Group, Inc.^                             351,645          12,789
FPL Group, Inc.^                                              923,195          58,845
Progress Energy, Inc.^                                      3,355,430         144,619
Public Service Enterprise Group, Inc.^                      1,429,000          58,403
                                                                        -------------
TOTAL                                                                         347,502
                                                                        -------------

ELECTRICAL EQUIPMENT 0.47%
Emerson Electric Co.                                        1,175,500          66,710
                                                                        -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.81%
Agilent Technologies, Inc.*^                                3,480,730          86,740
Solectron Corp.*^                                           5,179,970          28,697
                                                                        -------------
TOTAL                                                                         115,437
                                                                        -------------

ENERGY EQUIPMENT & SERVICES 2.77%
Baker Hughes, Inc.                                          7,323,800         206,970
GlobalSantaFe Corp.^                                        1,160,150          26,115
Schlumberger Ltd.^                                          3,502,250         164,501
                                                                        -------------
TOTAL                                                                         397,586
                                                                        -------------

FOOD PRODUCTS 3.66%
Archer-Daniels-Midland Co.^                                 5,886,130          84,466
General Mills, Inc.^                                        4,301,400         192,918
Kellogg Co.                                                 2,700,940          89,482
Kraft Foods, Inc. Class A^                                  5,436,860         158,212
                                                                        -------------
TOTAL                                                                         525,078
                                                                        -------------

HEALTHCARE PROVIDERS & SERVICES 1.09%
Cardinal Health, Inc.^                                      1,744,365   $     103,511
Tenet Healthcare Corp.*                                     3,768,620          52,007
                                                                        -------------
TOTAL                                                                         155,518
                                                                        -------------

HOTELS, RESTAURANTS & LEISURE 0.10%
McDonald's Corp.                                              556,500          13,918
                                                                        -------------

HOUSEHOLD DURABLES 0.27%
Newell Rubbermaid, Inc.                                     1,677,200          38,240
                                                                        -------------

INDUSTRIAL CONGLOMERATES 1.02%
Tyco Int'l., Ltd.(a)                                        6,993,860         146,032
                                                                        -------------

INSURANCE 2.63%
American Int'l. Group, Inc.                                 5,065,000         308,104
Hartford Financial Group, Inc.                              1,240,140          68,084
                                                                        -------------
TOTAL                                                                         376,188
                                                                        -------------

MACHINERY 6.54%
Caterpillar, Inc.                                           1,586,700         116,273
Deere & Co.                                                 6,273,119         380,276
Dover Corp.                                                   714,930          27,897
Eaton Corp.                                                 2,070,450         207,542
Illinois Tool Works, Inc.^                                  2,322,710         170,835
Parker - Hannifin Corp.^                                      683,275          34,827
                                                                        -------------
TOTAL                                                                         937,650
                                                                        -------------

MEDIA 8.55%
Clear Channel Comm, Inc.                                    4,102,410         167,460
Comcast Corp.*                                              8,040,938         262,295
Gannett Co., Inc.                                             835,300          70,257

                       SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2003

                                                                                VALUE
INVESTMENTS                                                    SHARES           (000)
-------------------------------------------------------------------------------------
The Walt Disney Co.                                        14,203,515   $     321,568
Tribune Co.                                                 3,127,380         153,398
Viacom, Inc.                                                6,274,694         250,172
                                                                        -------------
TOTAL                                                                       1,225,150
                                                                        -------------

METALS & MINING 3.45%
Alcoa, Inc.                                                 8,766,960         276,773
Newmont Mining Corp.^                                       4,963,165         217,287
                                                                        -------------
TOTAL                                                                         494,060
                                                                        -------------

MULTI-LINE RETAIL 1.64%
Target Corp.                                                5,905,505         234,685
                                                                        -------------

OFFICE ELECTRONICS 1.54%
Xerox Corp.*^                                              21,032,190         220,838
                                                                        -------------

OIL & GAS 5.20%
BP plc ADR^                                                 1,450,900          61,489
Exxon Mobil Corp.                                          18,700,400         684,061
                                                                        -------------
TOTAL                                                                         745,550
                                                                        -------------

PAPER & FOREST PRODUCTS 2.50%
Bowater, Inc.                                               1,399,545          57,144
International Paper Co.                                     5,949,515         234,113
Weyerhaeuser Co.^                                           1,104,900          66,548
                                                                        -------------
TOTAL                                                                         357,805
                                                                        -------------

PERSONAL PRODUCTS 0.73%
Gillette Co.                                                3,277,590         104,555
                                                                        -------------

PHARMACEUTICALS 5.18%
Abbott Laboratories                                         1,719,300          73,277
Merck & Co., Inc.                                           3,231,125         142,977
Novartis AG ADR^                                            3,479,305         133,501
Schering-Plough Corp.                                      11,885,040         181,484
Wyeth                                                       4,788,935         211,384
                                                                        -------------
TOTAL                                                                         742,623
                                                                        -------------

ROAD & RAIL 1.35%
Canadian National Railway(a)                                  718,240   $      43,238
CSX Corp.^                                                  4,203,450         133,754
Union Pacific Corp.                                           253,355          15,860
                                                                        -------------
TOTAL                                                                         192,852
                                                                        -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.97%
Teradyne, Inc.*^                                            2,501,410          56,982
Texas Instruments, Inc.                                     2,826,400          81,740
                                                                        -------------
TOTAL                                                                         138,722
                                                                        -------------

SPECIALTY RETAIL 2.88%
Limited Brands, Inc.^                                       8,640,675         152,076
Staples, Inc.*                                              3,172,118          85,076
The Gap, Inc.^                                              9,177,105         175,099
                                                                        -------------
TOTAL                                                                         412,251
                                                                        -------------

TEXTILES & APPAREL 1.32%
NIKE, Inc. Class B                                          2,964,735         189,446
                                                                        -------------
TOTAL COMMON STOCKS
(Cost $11,904,873,319)                                                     13,111,863
                                                                        =============

                                                           PRINCIPAL
                                                            AMOUNT
                                                         ------------
CONVERTIBLE BONDS 0.88%

INDUSTRIAL CONGLOMERATES 0.74%
Tyco Int'l., Ltd. zero coupon 11/17/2020                 $    137,000         106,346
                                                                        -------------

SPECIALTY RETAIL 0.14%
The Gap, Inc.
5.75% 3/15/2009^                                               15,000          20,006
                                                                        -------------
TOTAL CONVERTIBLE BONDS
(Cost $116,486,355)                                                           126,352
                                                                        =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2003

                                                                                VALUE
INVESTMENTS                                                    SHARES           (000)
-------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 2.01%

AUTOMOBILES 0.52%
Ford Motor Co. Cap Trust
6.50% 1/15/2032                                             1,600,000   $      74,320
                                                                        -------------

BIOTECHNOLOGY 0.47%
Baxter Int'l., Inc.
7.00% 2/16/2006^                                            1,350,000          66,758
                                                                        -------------

COMMUNICATIONS EQUIPMENT 0.15%
Motorola, Inc.
7.00% 11/16/2004^                                             525,000          22,202
                                                                        -------------

INSURANCE 0.47%
Hartford Financial Group Inc.
7.00% 8/16/2006                                             1,200,000          67,956
                                                                        -------------

MULTI-UTILITIES & UNREGULATED POWER 0.31%
Duke Energy Corp.
8.00% 11/16/2004^                                           3,200,000          43,520
                                                                        -------------

OFFICE ELECTRONICS 0.09%
Xerox Corp.
7.50% 11/27/2021+                                             200,000          13,275
                                                                        -------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $323,992,220)                                                           288,031
                                                                        =============
TOTAL LONG-TERM INVESTMENTS
(Cost $12,345,351,894)                                                     13,526,246
                                                                        -------------

SHORT-TERM INVESTMENTS 9.20%

COLLATERAL FOR SECURITIES ON LOAN 3.94%
State Street Navigator Securities Lending Prime
 Portfolio, 1.04%(b)                                          565,515         565,515
                                                                        -------------

                                                            PRINCIPAL
                                                               AMOUNT           VALUE
INVESTMENTS                                                     (000)           (000)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 5.26%
Repurchase Agreement dated 10/31/2003 0.99% due
 11/3/2003 with State Street Bank & Trust Co.
 collateralized by $623,695,000 of Federal National
 Mortgage Assoc. from 1.04% to 1.875% due from 7/26/2004
 to 1/15/2005 and $139,215,000 of Federal Home Loan
 Mortgage Corp. at 3.25% due 11/15/2004; value:
 $768,636,751; proceeds: $753,616,233                    $    753,554   $     753,554
                                                                        =============
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,319,068,590)                                                       1,319,069
                                                                        =============
TOTAL INVESTMENTS 103.59%
(Cost $13,664,420,484)                                                  $  14,845,315
                                                                        =============

   * Non-income producing security.
   ^ Security (or a portion of security) on loan. See Note 5.
   + Restricted security under Rule 144A.
 (a) Foreign security traded in U.S. dollars.
 (b) Rate shown reflects 7 day yield as of October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS:
  Investment in securities, at value (cost $13,664,420,484)         $   14,845,315,007
  Receivables:
    Interest and dividends                                                  22,812,307
    Investment securities sold                                              85,868,455
    Capital shares sold                                                     55,354,612
  Prepaid expenses and other assets                                            836,177
--------------------------------------------------------------------------------------
  TOTAL ASSETS                                                          15,010,186,558
--------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                565,514,524
  Payables:
    Investment securities purchased                                         86,744,212
    Capital shares reacquired                                                9,138,325
    Management fees                                                          3,830,479
    12b-1 distribution fees                                                  8,004,538
    Fund administration                                                        476,352
    Directors' fees                                                          3,762,234
    To affiliate                                                                37,637
  Dividends payable                                                                231
  Accrued expenses and other liabilities                                     2,743,793
--------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                        680,252,325
======================================================================================
NET ASSETS                                                          $   14,329,934,233
======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $   13,099,453,452
Undistributed net investment income                                         54,821,215
Accumulated net realized loss on investments                                (5,234,957)
Net unrealized appreciation on investments                               1,180,894,523
--------------------------------------------------------------------------------------
NET ASSETS                                                          $   14,329,934,233
======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $   11,322,150,606
Class B Shares                                                      $    1,235,238,067
Class C Shares                                                      $    1,036,159,812
Class P Shares                                                      $      178,794,204
Class Y Shares                                                      $      557,591,544
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                             893,141,035
Class B Shares                                                              97,261,488
Class C Shares                                                              81,716,511
Class P Shares                                                              14,126,978
Class Y Shares                                                              43,900,484
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $            12.68
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                      $            13.45
Class B Shares-Net asset value                                      $            12.70
Class C Shares-Net asset value                                      $            12.68
Class P Shares-Net asset value                                      $            12.66
Class Y Shares-Net asset value                                      $            12.70
======================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME:
Dividends                                                           $      231,384,011
Interest                                                                     8,379,195
Securities lending-net                                                       1,236,138
Foreign withholding tax                                                       (291,373)
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    240,707,971
--------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                             36,895,618
12b-1 distribution plan-Class A                                             32,409,416
12b-1 distribution plan-Class B                                             10,394,580
12b-1 distribution plan-Class C                                              8,184,208
12b-1 distribution plan-Class P                                                530,287
Shareholder servicing                                                       15,631,540
Market data                                                                     21,545
Professional                                                                   167,899
Reports to shareholders                                                      1,029,990
Fund accounting                                                                103,243
Fund administration                                                          4,057,689
Custody                                                                        421,922
Directors' fees                                                                286,828
Registration                                                                   268,404
Subsidy (see Note 3)                                                           443,142
Securities lending                                                             216,660
Other                                                                          491,170
--------------------------------------------------------------------------------------
Gross expenses                                                             111,554,141
  Expense reductions                                                          (137,257)
--------------------------------------------------------------------------------------
NET EXPENSES                                                               111,416,884
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      129,291,087
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                           148,888,869
Net change in unrealized appreciation/depreciation on investments        2,373,953,298
======================================================================================
NET REALIZED AND UNREALIZED GAIN                                         2,522,842,167
======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    2,652,133,254
======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED           YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                      OCTOBER 31,2003      OCTOBER 31,2002
OPERATIONS:
Net investment income                                               $      129,291,087   $      119,578,358
Net realized gain on investments                                           148,888,869          465,882,951
Net change in unrealized appreciation/depreciation on investments        2,373,953,298       (2,217,715,302)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          2,652,133,254       (1,632,253,993)
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                 (168,906,309)        (168,890,477)
  Class B                                                                  (11,271,869)         (10,458,785)
  Class C                                                                   (8,852,699)          (8,005,155)
  Class P                                                                   (1,873,979)          (1,002,793)
  Class Y                                                                   (8,151,250)          (5,456,350)
Net realized gain
  Class A                                                                 (333,971,436)        (406,110,996)
  Class B                                                                  (35,468,501)         (39,603,851)
  Class C                                                                  (26,650,798)         (24,602,506)
  Class P                                                                   (3,226,274)          (1,607,853)
  Class Y                                                                  (10,642,638)         (10,005,542)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                       (609,015,753)        (675,744,308)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        2,490,553,771        2,952,418,751
Reinvestment of distributions                                              490,435,007          551,494,792
Cost of shares reacquired                                               (1,416,280,618)      (1,547,922,375)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS                                                     1,564,708,160        1,955,991,168
===========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                    3,607,825,661         (352,007,133)
===========================================================================================================
NET ASSETS:
Beginning of year                                                       10,722,108,572       11,074,115,705
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                                         $   14,329,934,233   $   10,722,108,572
===========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                 $       54,821,215   $        4,230,441
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
                                                           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $      10.80   $      13.04   $      16.47   $      16.22   $      14.56
                                                       ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                                      .13            .14            .19            .24            .21
  Net realized and unrealized gain (loss)                      2.36          (1.59)         (1.99)          2.01           2.64
                                                       ------------   ------------   ------------   ------------   ------------

    Total from investment operations                           2.49          (1.45)         (1.80)          2.25           2.85
                                                       ------------   ------------   ------------   ------------   ------------

Distributions to shareholders from:
  Net investment income                                        (.20)          (.22)          (.24)          (.24)          (.24)
  Net realized gain                                            (.41)          (.57)         (1.39)         (1.76)          (.95)
                                                       ------------   ------------   ------------   ------------   ------------

    Total distributions                                        (.61)          (.79)         (1.63)         (2.00)         (1.19)
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF YEAR                           $      12.68   $      10.80   $      13.04   $      16.47   $      16.22
                                                       ============   ============   ============   ============   ============

Total Return(b)                                               24.07%        (12.21)%       (11.98)%        15.12%         20.69%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                        .84%           .85%           .79%           .79%           .74%
  Expenses, excluding expense reductions                        .84%           .85%           .80%           .80%           .74%
  Net investment income                                        1.17%          1.08%          1.28%          1.62%          1.36%

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                         2003           2002           2001           2000           1999
===============================================================================================================================
  Net assets, end of year (000)                        $ 11,322,151   $  8,744,220   $  9,363,248   $ 10,309,845   $  9,307,645
  Portfolio turnover rate                                     42.58%         59.88%         77.18%         52.27%         62.30%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
                                                           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $      10.81   $      13.06   $      16.49   $      16.23   $      14.56
                                                       ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                                      .06            .06            .09            .14            .10
  Net realized and unrealized gain (loss)                      2.36          (1.61)         (1.99)          2.02           2.65
                                                       ------------   ------------   ------------   ------------   ------------

    Total from investment operations                           2.42          (1.55)         (1.90)          2.16           2.75
                                                       ------------   ------------   ------------   ------------   ------------

Distributions to shareholders from:
  Net investment income                                        (.12)          (.13)          (.14)          (.14)          (.13)
  Net realized gain                                            (.41)          (.57)         (1.39)         (1.76)          (.95)
                                                       ------------   ------------   ------------   ------------   ------------

    Total distributions                                        (.53)          (.70)         (1.53)         (1.90)         (1.08)
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF YEAR                           $      12.70   $      10.81   $      13.06   $      16.49   $      16.23
                                                       ============   ============   ============   ============   ============

Total Return(b)                                               23.29%        (12.85)%       (12.53)%        14.42%         19.87%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                       1.50%          1.47%          1.42%          1.44%          1.43%
  Expenses, excluding expense reductions                       1.50%          1.47%          1.43%          1.45%          1.43%
  Net investment income                                         .51%           .46%           .62%           .94%           .66%

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                         2003           2002           2001           2000           1999
===============================================================================================================================
  Net assets, end of year (000)                        $  1,235,238   $    928,421   $    904,004   $    713,161   $    524,974
  Portfolio turnover rate                                     42.58%         59.88%         77.18%         52.27%         62.30%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
                                                           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $      10.80   $      13.02   $      16.49   $      16.23   $      14.56
                                                       ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                                      .06            .08            .05            .14            .10
  Net realized and unrealized gain (loss)                      2.35          (1.59)         (1.99)          2.02           2.65
                                                       ------------   ------------   ------------   ------------   ------------

    Total from investment operations                           2.41          (1.51)         (1.94)          2.16           2.75
                                                       ------------   ------------   ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income                                        (.12)          (.14)          (.14)          (.14)          (.13)
  Net realized gain                                            (.41)          (.57)         (1.39)         (1.76)          (.95)
                                                       ------------   ------------   ------------   ------------   ------------

    Total distributions                                        (.53)          (.71)         (1.53)         (1.90)         (1.08)
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF YEAR                           $      12.68   $      10.80   $      13.02   $      16.49   $      16.23
                                                       ============   ============   ============   ============   ============

Total Return(b)                                               23.23%        (12.59)%       (12.79)%        14.48%         19.80%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                       1.50%          1.32%          1.70%          1.44%          1.43%
  Expenses, excluding expense reductions                       1.50%          1.32%          1.71%          1.45%          1.43%
  Net investment income                                         .51%           .61%           .32%           .93%           .66%

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                         2003           2002           2001           2000           1999
===============================================================================================================================
  Net assets, end of year (000)                        $  1,036,160   $    692,976   $    555,759   $    331,910   $    197,440
  Portfolio turnover rate                                     42.58%         59.88%         77.18%         52.27%         62.30%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
                                                           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $      10.78   $      13.02   $      16.45   $      16.19   $      14.53
                                                       ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                                      .12            .12            .16            .22            .19
  Net realized and unrealized gain (loss)                      2.36          (1.58)         (1.97)          2.02           2.63
                                                       ------------   ------------   ------------   ------------   ------------

    Total from investment operations                           2.48          (1.46)         (1.81)          2.24           2.82
                                                       ------------   ------------   ------------   ------------   ------------

Distributions to shareholders from:
  Net investment income                                        (.19)          (.21)          (.23)          (.22)          (.21)
  Net realized gain                                            (.41)          (.57)         (1.39)         (1.76)          (.95)
                                                       ------------   ------------   ------------   ------------   ------------

    Total distributions                                        (.60)          (.78)         (1.62)         (1.98)         (1.16)
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF YEAR                           $      12.66   $      10.78   $      13.02   $      16.45   $      16.19
                                                       ============   ============   ============   ============   ============

Total Return(b)                                               24.01%        (12.31)%       (12.07)%        15.11%         20.51%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                        .95%           .92%           .87%           .89%           .88%
  Expenses, excluding expense reductions                        .95%           .92%           .88%           .89%           .88%
  Net investment income                                        1.06%          1.01%          1.10%          1.30%          1.22%

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                         2003           2002           2001           2000           1999
===============================================================================================================================
  Net assets, end of year (000)                        $    178,794   $     82,038   $     35,939   $     12,072   $      2,046
  Portfolio turnover rate                                     42.58%         59.88%         77.18%         52.27%         62.30%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
                                                           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $      10.82   $      13.07   $      16.50   $      16.25   $      14.57
                                                       ============   ============   ============   ============   ============

Investment operations:
  Net investment income(a)                                      .17            .18            .22            .30            .26
  Net realized and unrealized gain (loss)                      2.36          (1.59)         (1.97)          2.01           2.65
                                                       ------------   ------------   ------------   ------------   ------------

    Total from investment operations                           2.53          (1.41)         (1.75)          2.31           2.91
                                                       ------------   ------------   ------------   ------------   ------------

Distributions to shareholders from:
  Net investment income                                        (.24)          (.27)          (.29)          (.30)          (.28)
  Net realized gain                                            (.41)          (.57)         (1.39)         (1.76)          (.95)
                                                       ------------   ------------   ------------   ------------   ------------

    Total distributions                                        (.65)          (.84)         (1.68)         (2.06)         (1.23)
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF YEAR                           $      12.70   $      10.82   $      13.07   $      16.50   $      16.25
                                                       ============   ============   ============   ============   ============

Total Return(b)                                               24.51%        (11.96)%       (11.64)%        15.52%         21.15%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                        .50%           .47%           .42%           .44%           .43%
  Expenses, excluding expense reductions                        .50%           .47%           .43%           .46%           .43%
  Net investment income                                        1.51%          1.46%          1.53%          1.96%          1.67%

                                                                                   YEAR ENDED 10/31
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                         2003           2002           2001           2000           1999
===============================================================================================================================
  Net assets, end of year (000)                        $    557,591   $    274,454   $    215,165   $     57,505   $     48,649
  Portfolio turnover rate                                     42.58%         59.88%         77.18%         52.27%         62.30%
===============================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING--The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned). The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS--The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

---------------------------------

First $200 million            .50%
Next $300 million             .40%
Next $200 million            .375%
Next $200 million             .35%
Over $900 million             .30%

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This results in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLAN
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE             CLASS A      CLASS B      CLASS C     CLASS P
-------------------------------------------------------------
Service         .25%(1)         .25%         .25%        .20%
Distribution    .10%(2)(3)      .75%         .75%        .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(3) In addition, until January 1, 2003, the Fund paid an incremental marketing expense of approximately .03% of average daily net assets attributable to Class A.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the year ended October 31, 2003:

DISTRIBUTOR COMMISSIONS           DEALERS' CONCESSIONS
------------------------------------------------------
$  5,245,784                             $  29,904,701

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund and certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by Balanced Series.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

On November 21, 2003, a net investment income distribution of $54,818,480 and a long-term capital gain distribution of $2,022,164 were declared for the Fund. The distributions were paid on November 25, 2003 to shareholders of record on November 24, 2003.

The tax character of the distributions paid during the fiscal years ended October 31, 2003 and 2002 are as follows:

                                              10/31/2003         10/31/2002
---------------------------------------------------------------------------
Distributions paid from:
Ordinary income                         $    200,136,442   $    193,813,560
Net long term capital gains                  408,879,311        481,930,748
---------------------------------------------------------------------------
Total taxable distributions             $    609,015,753   $    675,744,308
===========================================================================

As of October 31, 2003, the components of accumulated earnings on a tax basis are as follows:

Undistributed ordinary income - net                        $     58,583,450
Undistributed long-term capital gains                             2,022,164
---------------------------------------------------------------------------
  Total undistributed earnings                             $     60,605,614
Temporary differences                                            (3,762,234)
---------------------------------------------------------------------------
Unrealized gains - net                                        1,173,637,401
---------------------------------------------------------------------------
  Total accumulated earnings                               $  1,230,480,781
===========================================================================

As of October 31, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax Cost                                                   $ 13,671,677,606
---------------------------------------------------------------------------
Gross unrealized gain                                         1,726,070,598
Gross unrealized loss                                          (552,433,197)
---------------------------------------------------------------------------
  Net unrealized security gain                             $  1,173,637,401
===========================================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended October 31, 2003 have been reclassified among the components of net assets based on their tax basis treatment as follows:

UNDISTRIBUTED                    ACCUMULATED
NET INVESTMENT                  NET REALIZED
INCOME                                  LOSS
--------------------------------------------
$ 120,355,793                $ (120,355,793)

5.   PORTFOLIO SECURITIES TRANSACTIONS

As of October 31, 2003, the value of securities loaned is $555,385,953. These loans are collateralized by cash of $565,514,524, which is invested in a restricted money market account, and securities of $8,806,399, for a total of $574,320,923. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $560,725 for the year ended October 31, 2003. For financial statement presentation purposes, fees of $344,065 for the period January 1, 2003 to October 31, 2003 have been netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended October 31, 2003 are as follows:

PURCHASES                                      SALES
----------------------------------------------------
$ 5,531,839,632                      $ 4,865,121,623

There were no purchases or sales of U.S. Government securities for the year ended October 31, 2003.

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At October 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

11.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 2.5 billion shares of $.001 par value capital stock designated as follows: 1.6 billion Class A shares, 300 million Class B shares, 300 million Class C shares, 200 million Class P shares and 100 million Class Y shares.

                                                         YEAR ENDED                         YEAR ENDED
                                                   OCTOBER 31, 2003                   OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------
CLASS A SHARES                           SHARES              AMOUNT         SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold                         144,313,946    $  1,632,410,156    154,530,678    $  1,985,791,028
Reinvestment of distributions        37,706,619         411,354,108     35,811,414         474,104,332
Shares reacquired                   (98,730,342)     (1,088,894,839)   (98,355,276)     (1,197,966,897)
------------------------------------------------------------------------------------------------------
Increase                             83,290,223    $    954,869,425     91,986,816    $  1,261,928,463
------------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------------
Shares sold                          20,461,545    $    230,700,867     26,951,189    $    349,435,410
Reinvestment of distributions         3,431,912          37,502,812      3,028,925          40,253,940
Shares reacquired                   (12,491,500)       (137,525,209)   (13,364,287)       (160,718,169)
------------------------------------------------------------------------------------------------------
Increase                             11,401,957    $    130,678,470     16,615,827    $    228,971,181
------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------
Shares sold                          27,433,164    $    311,216,548     30,658,005    $    396,385,196
Reinvestment of distributions         1,896,726          20,699,243      1,562,363          20,626,528
Shares reacquired                   (11,792,406)       (130,952,342)   (10,710,317)       (128,846,872)
------------------------------------------------------------------------------------------------------
Increase                             17,537,484    $    200,963,449     21,510,051    $    288,164,852
------------------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------------------
Shares sold                           8,924,945    $    101,342,808      6,807,340    $     86,624,561
Reinvestment of distributions           201,112           2,204,293         88,620           1,164,268
Shares reacquired                    (2,607,134)        (28,911,513)    (2,047,345)        (24,886,026)
------------------------------------------------------------------------------------------------------
Increase                              6,518,923    $     74,635,588      4,848,615    $     62,902,803
------------------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------------------
Shares sold                          19,580,241    $    214,883,392     10,474,378    $    134,182,556
Reinvestment of distributions         1,701,205          18,674,551      1,160,945          15,345,724
Shares reacquired                    (2,738,625)        (29,996,715)    (2,741,750)        (35,504,411)
------------------------------------------------------------------------------------------------------
Increase                             18,542,821    $    203,561,228      8,893,573    $    114,023,869
------------------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT AFFILIATED FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Affiliated Fund, Inc. (the "Fund"), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Affiliated Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


New York, New York
December 22, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his successor is elected and qualified or until his earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                           CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE         PRINCIPAL OCCUPATION       OTHER
DATE OF BIRTH                 WITH FUND            DURING PAST FIVE YEARS   DIRECTORSHIPS
---------------------------------------------------------------------------------------------------
ROBERT S. DOW             Director since 1995;    Managing Partner and      N/A
Lord, Abbett & Co. LLC    Chairman since 1996     Chief Investment
90 Hudson Street                                  Officer of Lord
Jersey City, NJ                                   Abbett since 1996.
Date of Birth: 3/8/1945

                                ----------------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                           CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE         PRINCIPAL OCCUPATION       OTHER
DATE OF BIRTH                 WITH FUND            DURING PAST FIVE YEARS   DIRECTORSHIPS
---------------------------------------------------------------------------------------------------
E. THAYER BIGELOW         Director since 1994     Managing General          Currently serves as
Bigelow Media, LLC                                Partner, Bigelow          director of Adelphia
41 Madison Ave.,                                  Media, LLC (since         Communications, Inc.,
Suite 3810                                        2000); Senior             Crane Co., and Huttig
New York, NY                                      Adviser, Time Warner      Building Products
Date of Birth: 10/22/1941                         Inc. (1998 - 2000);       Inc.
                                                  Acting Chief
                                                  Executive Officer of
                                                  Courtroom Television
                                                  Network (1997 -
                                                  1998); President and
                                                  Chief Executive
                                                  Officer of Time
                                                  Warner Cable
                                                  Programming, Inc.
                                                  (1991 - 1997).

                           CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE         PRINCIPAL OCCUPATION       OTHER
DATE OF BIRTH                 WITH FUND            DURING PAST FIVE YEARS   DIRECTORSHIPS
---------------------------------------------------------------------------------------------------
WILLIAM H.T. BUSH         Director since 1998     Co-founder and            Currently serves as
Bush-O'Donnell & Co.,                             Chairman of the Board     director of Wellpoint
Inc.                                              of the financial          Health Network, Inc.,
101 South Hanley Road                             advisory firm of          DT Industries Inc.,
Suite 1250                                        Bush-O'Donnell &          and Engineered
St. Louis, MO                                     Company (since 1986).     Support Systems, Inc.
Date of Birth: 7/14/1938

ROBERT B. CALHOUN, Jr.    Director since 1998     Managing Director of      Currently serves as
Monitor Clipper Partners                          Monitor Clipper           director of Avondale,
650 Madison Ave.,                                 Partners (since 1997)     Inc. and Interstate
9th Fl.                                           and President of          Bakeries Corp.
New York, NY                                      Clipper Asset
Date of Birth: 10/25/1942                         Management Corp.
                                                  (since 1991), both
                                                  private equity
                                                  investment funds.

STEWART S. DIXON          Director since 1976;    Partner in the law        N/A
Wildman, Harrold,         retired 12/31/2002      firm of Wildman,
Allen & Dixon                                     Harrold, Allen &
225 W. Wacker Drive,                              Dixon (since 1967).
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS         Director since 2000     Senior Advisor (since     Currently serves as
Houlihan Lokey                                    April 2003) and           director of Adolph
Howard & Zukin                                    Former Chief              Coors Company.
685 Third Ave.                                    Executive Officer of
New York, NY                                      Houlihan Lokey Howard
Date of Birth: 7/30/1947                          & Zukin, an
                                                  investment bank
                                                  (January 2002 - April
                                                  2003); Chairman of
                                                  Warburg Dillon Read
                                                  (1999 - 2001); Global
                                                  Head of Corporate
                                                  Finance of SBC
                                                  Warburg Dillon Read
                                                  (1997 - 1999); Chief
                                                  Executive Officer of
                                                  Dillon, Read & Co.
                                                  (1994 - 1997).

C. ALAN MacDONALD         Director since 1988     Retired - General         Currently serves as
415 Round Hill Road                               Business and              director of
Greenwich, CT                                     Governance Consulting     Fountainhead Water
Date of Birth: 5/19/1933                          (since 1992);             Company, Lincoln
                                                  formerly President        Snacks, H.J. Baker,
                                                  and CEO of Nestle         and Seix Fund, Inc.*
                                                  Foods.

THOMAS J. NEFF            Director since 1982     Chairman of Spencer       Currently serves as
Spencer Stuart                                    Stuart, an executive      director of Ace, Ltd.
277 Park Avenue                                   search consulting         and Exult, Inc.
New York, NY                                      firm (since 1996);
Date of Birth: 10/2/1937                          President of Spencer
                                                  Stuart (1979-1996).

                           CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE         PRINCIPAL OCCUPATION       OTHER
DATE OF BIRTH                 WITH FUND            DURING PAST FIVE YEARS   DIRECTORSHIPS
---------------------------------------------------------------------------------------------------
JAMES F. ORR, III         Director since 2002;    President and CEO of      Currently serves as
80 Pinckney Street        retired 3/3/2003        LandingPoint Capital      Chairman of
Boston, MA                                        (since 2002);             Rockefeller
Date of Birth: 3/5/1943                           Chairman and CEO of       Foundation, Director
                                                  United Asset              of Nashua Corp. and
                                                  Management                SteelPoint
                                                  Corporation (2000 to      Technologies.
                                                  2001); Chairman and
                                                  CEO of UNUM Provident
                                                  Corporation (1999 -
                                                  merger); Chairman and
                                                  CEO of UNUM
                                                  Corporation (1988 -
                                                  1999).

---------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                ----------------

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

   NAME AND                 CURRENT POSITION       LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)                 WITH FUND         OF CURRENT POSITION       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------
ROBERT S. DOW             Chief Executive         Elected in 1996           Managing Partner and
(3/8/1945)                Officer and President                             Chief Investment
                                                                            Officer of Lord
                                                                            Abbett since 1996.

SHOLOM DINSKY             Executive Vice          Elected in 2001           Partner and Large Cap
(3/24/1944)               President                                         Value Investment
                                                                            Manager, joined Lord
                                                                            Abbett in 2000,
                                                                            formerly Managing
                                                                            Director of
                                                                            Prudential Asset
                                                                            Management, prior
                                                                            thereto Director of
                                                                            Equity Research and
                                                                            Senior Vice President
                                                                            at Mitchell Hutchins
                                                                            Asset Management.

   NAME AND                 CURRENT POSITION       LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)                 WITH FUND         OF CURRENT POSITION       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------
KENNETH G. FULLER         Executive Vice          Elected in 2002           Investment Manager -
(4/22/1945)               President                                         Large Cap Value,
                                                                            joined Lord Abbett in
                                                                            2002, formerly
                                                                            Portfolio Manager and
                                                                            Senior Vice President
                                                                            at Pioneer Investment
                                                                            Management, Inc. from
                                                                            1999 to 2002; prior
                                                                            thereto Principal,
                                                                            Manley, Fuller Asset
                                                                            Management.

W. THOMAS HUDSON, Jr.     Executive Vice          Elected in 1997           Partner and
(12/16/1941)              President                                         Investment Manager,
                                                                            joined Lord Abbett in
                                                                            1982.

ROBERT G. MORRIS          Executive Vice          Elected in 1995           Partner and Director
(11/6/1944)               President                                         of Equity
                                                                            Investments, joined
                                                                            Lord Abbett in 1991.

ELI M. SALZMANN           Executive Vice          Elected in 2000           Partner and Director
(3/24/1964)               President                                         of Institutional
                                                                            Equity Investments,
                                                                            joined Lord Abbett in
                                                                            1997.

TRACIE E. AHERN           Vice President and      Elected in 1999           Partner and Director
(1/12/1968)               Treasurer                                         of Portfolio
                                                                            Accounting and
                                                                            Operations, joined
                                                                            Lord Abbett in 1999,
                                                                            prior thereto Vice
                                                                            President - Head of
                                                                            Fund Administration
                                                                            of Morgan Grenfell.

JOAN A. BINSTOCK          Chief Financial         Elected in 1999           Partner and Chief
(3/4/1954)                Officer and Vice                                  Operations Officer,
                          President                                         joined Lord Abbett in
                                                                            1999, prior thereto
                                                                            Chief Operating
                                                                            Officer of Morgan
                                                                            Grenfell.

DANIEL E. CARPER          Vice President          Elected in 1993           Partner, joined Lord
(1/22/1952)                                                                 Abbett in 1979.

PAUL A. HILSTAD           Vice President and      Elected in 1995           Partner and General
(12/13/1942)              Secretary                                         Counsel, joined Lord
                                                                            Abbett in 1995.

LAWRENCE H. KAPLAN        Vice President and      Elected in 1997           Partner and Deputy
(1/16/1957)               Assistant Secretary                               General Counsel,
                                                                            joined Lord Abbett in
                                                                            1997.

A. EDWARD OBERHAUS, III   Vice President          Elected in 1996           Partner and Manager
(12/21/1959)                                                                of Equity Trading,
                                                                            joined Lord Abbett in
                                                                            1983.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

   NAME AND                 CURRENT POSITION       LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)                 WITH FUND         OF CURRENT POSITION       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS      Vice President and      Elected in 2000           Assistant General
(11/12/1957)              Assistant Secretary                               Counsel, joined Lord
                                                                            Abbett in 1999,
                                                                            formerly Assistant
                                                                            General Counsel of
                                                                            Prudential
                                                                            Investments from 1998
                                                                            to 1999, prior
                                                                            thereto Counsel of
                                                                            Drinker, Biddle &
                                                                            Reath LLP, a law
                                                                            firm.

BERNARD J. GRZELAK        Assistant Treasurer     Elected in 2003           Director of Fund
(6/12/1971)                                                                 Administration,
                                                                            joined Lord Abbett in
                                                                            2003, formerly Vice
                                                                            President, Lazard
                                                                            Asset Management from
                                                                            2000 to 2003, prior
                                                                            thereto Manager of
                                                                            Deloitte & Touche
                                                                            LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

   TAX INFORMATION

   All of the ordinary income distribution paid by the Fund during 2003 is qualifying dividend income. For corporate shareholders, only 88.26% of the Fund's ordinary income distribution qualified for the dividends received deduction.

   Additionally, of the distributions paid to shareholders during the fiscal year ended October 31, 2003, $408,879,311 represents long-term capital gains.

[LORD ABBETT(R) LOGO]


  This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

 Lord Abbett Mutual Fund shares are distributed by:
        LORD ABBETT DISTRIBUTOR LLC                                                                    LAA-2-1003
90 Hudson Street - Jersey City, New Jersey 07302-3973      Lord Abbett Affiliated Fund, Inc.              (12/03)


ITEM 2:     Code of Ethics.

      (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on October 31, 2003 (the "Period").

      (b)   Not applicable.

      (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

      (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

      (e)   Not applicable.

      (f)   See Item 10(a) concerning the filing of the Code of Ethics.

ITEM 3:     Audit Committee Financial Expert.

            The Registrant's Board of Directors has determined that each of the independent Directors who comprise the audit committee are audit committee financial experts. The members of the audit committee are
            E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each audit committee member is independent within the meaning of the Form N-CSR.

ITEM 4:     Principal Accountant Fees and Services.
            Not applicable.

ITEM 5:     Audit Committee of Listed Registrants
            Not applicable.

ITEM 6:     [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
            Not applicable.

ITEM 8:     [Reserved]

ITEM 9:     Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of December 22, 2003, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10:    Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of
            EX-99.CODEETH.

ITEM 10(b):
      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT AFFILIATED FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: December 22, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT AFFILIATED FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: December 22, 2003